CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2021
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS Brookfield Renewable’s cash and cash equivalents are as follows:

(MILLIONS)	June 30, 2021	December 31, 2020
Cash	$522	$422
Short-term deposits	8	9
	$530	$431